Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 22, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV (the “Trust”)

Ladies and Gentlemen:

On behalf of the above Trust, with respect to its series, First Trust SSI Strategic Convertible Securities ETF (the “Fund”), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the definitive proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy statement will first be released to shareholders on or about January 31, 2024. Please call the undersigned at (312) 845-3446 (email: russell@chapman.com) with any questions regarding this filing.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures